The following table presents changes in Level 3 liabilities measured at fair value for the year ended January 31, 2021. (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Balance, January 31, 2021	$ 213,741	$ 2,611,125
Changes due to Conversion of Notes Payable	(17,640)
Balance, July 31, 2021	415,177	213,741	$ 2,611,125
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Balance, January 31, 2021	213,741	2,611,125	2,041,260
Changes due to Issuance of New Convertible Notes	316,883	264,487	1,212,189
Reduction of derivative due to extinguishment or repayment		(3,470,300)	(67,623)
Changes due to Conversion of Notes Payable		(20,185)	(755,253)
Mark to Market Change in Derivatives	12,107	828,614	180,552
Balance, July 31, 2021	$ 415,177	$ 213,741	$ 2,611,125